                                                                                                March 7, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       Dreyfus Appreciation Fund, Inc.

            1940 Act File No.: 811-03081

1933 Act File No.: 2-68671

            CIK No.: 0000318478

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended December 31, 2015.

            Please direct any questions or comments to the attention of the undersigned at (412) 236-4172.

                                                                                                Sincerely,

                                                                                                /s/ Isaac Tamakloe

                                                                                                Isaac Tamakloe

                                                                                                Paralegal

IT/

Enclosure